FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details) - Interest Rate Swap - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Balance at January 1,	¥ 12,294
Change in fair value of interest rate swap cash flow hedges		¥ 12,294
Cash settlement	¥ (12,294)
Balance at December 31,		¥ 12,294